Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010 LegalMatter
Loss Contingencies [Line Items]
Total commitments	$ 9.7	$ 8.0
Contingently liable amount of debt owed by tenant	5.7	5.7
Estimated remediation liability	0.1	0.1	0.3
Leases rental expense		0.4	0.4	0.5
Legal settlement cost				22.3
proceed from insurance				2.0
Number of lawsuits filed by officers				2
Non-cancelable ground leases
Loss Contingencies [Line Items]
Leases rental expense		$ 1.1	$ 1.0	$ 1.0